Income Taxes (Schedule Of Loss Before Tax Benefit (Expense)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Domestic	$ (4,679)	$ (5,342)	$ (3,683)
Foreign	3	(1,870)	(968)
Loss before taxes on income	$ (4,676)	$ (7,212)	$ (4,651)